Consolidated Statements of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Product and service revenues	$ 99,370	$ 69,731
Cost of product and service revenues	93,908	91,713
Gross margin	5,462	(21,982)
Operating expenses:
Research and product development	58,741	94,494
General and administrative	18,448	23,516
Sales and marketing	8,048	13,502
Other expense	23,683	29,806
Total operating expenses	108,920	161,318
Results from operating activities	(103,458)	(183,300)
Finance income and other	27,383	18,933
Finance expense	(1,905)	(2,146)
Net finance income	25,478	16,787
Equity in loss of investment in joint venture and associates	(4,727)	(4,941)
Impairment charges on property, plant and equipment	(2,475)	(111,020)
Impairment charges on intangible assets	(1,120)	(658)
Impairment charges on goodwill	0	(40,277)
Impairment charges on equity-accounted investment	(4,634)	0
Gain on sale of assets	73	0
Loss before income taxes	(90,863)	(323,409)
Income tax expense	(51)	(121)
Net loss from continued operations	(90,914)	(323,530)
Net loss from discontinued operations	0	(715)
Net loss	(90,914)	(324,245)
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans	0	913
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	3,161	(1,803)
Other comprehensive income (loss), net of tax	3,161	(890)
Total comprehensive loss	$ (87,753)	$ (325,135)
Basic and diluted loss per share
Continued operations, basic (in USD per share)	$ (0.30)	$ (1.08)
Continued operations, diluted (in USD per share)	(0.30)	(1.08)
Discontinued operations, basic (in USD per share)	0	0
Discontinued operations, diluted (in USD per share)	0	0
Loss per share for the period, basic (in USD per share)	(0.30)	(1.08)
Loss per share for the period, diluted (in USD per share)	$ (0.30)	$ (1.08)
Weighted average number of common shares outstanding (in shares)	300,156,023	299,310,384